ORGANIZATION AND BASIS OF PRESENTATION (Liquidity And Capital Resources) (Details) (USD $)	3 Months Ended		6 Months Ended			1 Months Ended		6 Months Ended		12 Months Ended													1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Nov. 30, 2012 Sanmen Branch Of CITIC Bank [Member]	May 31, 2012 Sanmen Branch Of CITIC Bank [Member]	Jun. 30, 2013 Sanmen Branch Of CITIC Bank [Member]	Jun. 30, 2013 Taizhou Bank [Member]	Dec. 31, 2012 Taizhou Bank [Member]	Dec. 31, 2012 China Everbright Bank [Member]	Jun. 30, 2013 China Everbright Bank [Member]	Jun. 30, 2013 ICBC [Member]	Dec. 31, 2012 ICBC [Member]	Jun. 30, 2013 Jonway Group [Member]	May 31, 2013 Jonway Group [Member]	Feb. 28, 2013 Jonway Group [Member]	Jan. 31, 2013 Jonway Group [Member]	Dec. 31, 2012 Jonway Group [Member]	Nov. 30, 2012 Jonway Group [Member]	Jun. 30, 2013 Minimum [Member] Taizhou Bank [Member]	Dec. 31, 2012 Minimum [Member] Jonway Group [Member]	May 31, 2012 Maximum [Member] Sanmen Branch Of CITIC Bank [Member]	Dec. 31, 2012 Maximum [Member] Taizhou Bank [Member]	Jun. 30, 2013 Maximum [Member] Taizhou Bank [Member]	Dec. 31, 2012 Maximum [Member] Jonway Group [Member]
Short-term Debt [Line Items]
Credit exposure									$ 400,000		$ 4,500,000												$ 7,300,000	$ 4,000,000
Line of credit, borrowing capacity							24,300,000			4,000,000	9,100,000		4,800,000			1,100,000	1,400,000	3,400,000	1,600,000	7,300,000
Line of credit, amount outstanding									1,600,000	2,000,000			4,800,000		800,000		800,000
Line of credit, annual interest rate	7.11%	7.11%	7.77%	7.77%
Short term loans	13,744,000		13,744,000		8,754,000		7,300,000		1,610,000	1,585,000			4,854,000
Proceeds from line of credit						7,300,000		5,800,000			9,000,000
Payment of short term debt			2,786,000	4,842,000
Interest rate							6.00%						5.57%				6.90%		8.05%	6.60%	5.92%	8.06%			8.53%	8.46%
Debt instrument, maturity date							Nov. 30, 2013			Dec. 31, 2013	Dec. 31, 2013
Restricted cash and cash equivalents										2,500,000		4,500,000
Civil penalties amount	$ 3,100,000		$ 3,100,000